N-2 - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
		Oct. 31, 2024	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Cover [Abstract]
Entity Central Index Key		0001742836
Amendment Flag		false
Document Type		N-CSRS
Entity Registrant Name		CPG FOCUSED ACCESS FUND, LLC
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]	ADMINISTRATION, CUSTODIAN FEES, DISTRIBUTION AND SERVICING FEE

UMB Fund Services, Inc. serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. For its services, the Fund pays an annual fee to the Administrator based upon average net assets, subject to certain minimums. For the period ended October 31, 2024, the total administration fees were $307,645 which is included as Accounting and administration fees in the Statement of Operations, of which $204,990 was payable and is included as Accounting and administration fees payable in the Statement of Assets and Liabilities as of October 31, 2024.

The Custodian is an affiliate of the Administrator and serves as the primary custodian of the assets of the Fund.

Delaware Distributors, L.P. (the “Placement Agent”) acts as the placement agent of the Fund’s Units. Under the terms of the Placement Agent Agreement with the Placement Agent, the Placement Agent is authorized to pay sub-placement agents for the provision of distribution services within the meaning of Rule 12b-1 under the 1940 Act and for non-12b-1 services to investors holding Class A Units and Class F1 Units. The Fund pays the Placement Agent a monthly fee out of the net assets of Class A Units and Class F1 Units (the “Distribution and Servicing Fee”) at the annual rate of 0.75% and 0.70% of the NAV of Class A Units and Class F1 Units, respectively, determined and accrued as of the last day of each calendar month (before any repurchases of Class A Units or Class F1 Units). The Distribution and Servicing Fee is charged on an aggregate class-wide basis, and investors in Class A Units or Class F1 Units are subject to the Distribution and Servicing Fee as long as they hold their Class A Units or Class F1 Units, respectively. Payment of the Distribution and Servicing Fee is governed by the Fund’s 12b-1 Plan, which, pursuant to the conditions of an exemptive order issued by the SEC, has been adopted by the Fund with respect to Class A Units and Class F1 Units in compliance with Rule 12b-1 under the 1940 Act. Class I Units and Class F2 Units are not subject to a Distribution and Servicing Fee. For the period ended October 31, 2024, the total Distribution and Servicing Fee was $2,132,774 and $318,828, respectively, for Class A and Class FI units, of which $846,064 was payable as of October 31, 2024 and is included in Distribution and Servicing fees payable on the Statement of Assets and Liabilities.

Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Per Unit Data and Ratios for a Unit of Limited Liability Company Interest Outstanding Throughout the Periods.

	For the Period Ending October 31, 2024 (Unaudited)		For the Year Ending April 30, 2024	For the Year Ending April 30, 2023	For the Year Ending April 30, 2022	For the Year Ending April 30, 2021		Period from July 1, 2019* to April 30, 2020
Per Unit Operating Performance:
Net Asset Value, beginning of period	$18.71		$16.64	$17.25	$18.64	$14.23		$15.00
Activity from investment operations:(1)
Net investment loss	(0.17)		(0.48)	(0.25)	(0.10)	(0.13)		(0.11)
Net realized and unrealized gain/(loss) on investments	1.65		2.67	(0.15)	(0.66)	4.85		(0.32)
Total from investment operations	1.48		2.19	(0.40)	(0.76)	4.72		(0.43)

Distributions to investors
From net investment income	0.00		0.00	0.00	(0.31)	0.00		0.00
From net realized gains	0.00		(0.12)	(0.21)	(0.32)	(0.31)		(0.34)
Total distributions to investors	0.00		(0.12)	(0.21)	(0.63)	(0.31)		(0.34)

Net Asset Value, end of period	$20.19		$18.71	$16.64	$17.25	$18.64		$14.23

Net Assets, end of period (in thousands)	$573,811		$539,784	$621,214	$620,210	$344,908		$110,749

Ratios/Supplemental Data:
Net investment loss(2)	(1.57	)%(3)	(1.54)%	(1.57)%	(1.53)%	(1.70)%		(1.83	)%(3)
Net investment loss excluding line of credit related expenses(2)	(1.50	)%(3)	(1.45)%	(1.53)%	(1.52)%	(1.70)%		(1.83	)%(3)

Gross Expenses(2)(4)	1.60	%(3)	1.63%	1.57%	1.53%	1.70%		1.93	%(3)
Expense Waiver	0.00	%(3)	0.00%	0.00%	0.00%	0.00%		(0.10	)%(3)
Net Expenses(5)	1.60	%(3)	1.63%	1.57%	1.53%	1.70	%(6)	1.83	%(3)(6)
Total Expenses excluding line of credit related expenses(2)	1.53	%(3)	1.54%	1.53%	1.52%	1.70	%(6)	1.83	%(3)(6)

Portfolio Turnover Rate	2.56	%(7)	4.51%	8.24%	0.00%	0.00%		0.00	%(7)
Total Return(8)	7.91	%(7)	13.25%	(2.35)%	(4.34)%	33.46%		(3.01	)%(7)

Line of Credit:
Aggregate principal amount, end of period (000s)	$—		$21,400	$—	$—	N/A		N/A
Average borrowings outstanding during the period (000s)	$8,039		$14,717	$7,560	$5,497	N/A		N/A
Asset coverage, end of period per $1,000(9)	$—		$43,204	$—	$—	N/A		N/A

*    Commencement of offering of Class A units.

(1)   Selected data is for a single unit outstanding throughout the period.

(2)   The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.

(3)   Net investment loss and net expenses ratios have been annualized, except for Organizational Costs which are one time expenses.

(4)   Represents the ratio of expenses to average net assets absent fee waivers.

(5)   Included are other expenses, which are all expenses expect Management fees and Distribution and Servicing fees, of 0.30% for the period ended October 31, 2024, 0.33%, 0.27%, 0.22%, and 0.40% for the years ended April 30, 2024, 2023, 2022, and 2021, and 0.55% for the period ended April 30, 2020, respectively.

(6)   After repayment of expenses previously waived and/or fees previously waived by the Adviser, as applicable. Had the Fund not made such repayments, the annualized ratios of net expenses to average daily net assets would have been 1.57% for the year ended April 30, 2021 and 1.74% for the period ended April 30, 2020.

(7)   Not annualized.

(8)   Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges and redemption fees.

(9)   Calculated by subtracting the Fund’s total liabilities (excluding the principal amount of the Line of Credit) from the Fund’s total assets and dividing by the principal amount of the Line of Credit and then multiplying by $1,000.

Per Unit Data and Ratios for a Unit of Limited Liability Company Interest Outstanding Throughout the Periods.

	For the Period Ending October 31, 2024 (Unaudited)		For the Year Ending April 30, 2024	For the Year Ending April 30, 2023	For the Year Ending April 30, 2022	For the Year Ending April 30, 2021		For the Year Ending April 30, 2020
Per Unit Operating Performance:
Net Asset Value, beginning of period	$13.25		$11.77	$12.20	$13.18	$10.05		$10.63
Activity from investment operations:(1)
Net investment loss	(0.16)		(0.36)	(0.30)	(0.17)	(0.18)		(0.16)
Net realized and unrealized gain/(loss) on investments	1.21		1.93	0.02 (8)	(0.36)	3.53		(0.18)
Total from investment operations	1.05		1.57	(0.28)	(0.53)	3.35		(0.34)

Distributions to investors
From net investment income	0.00		0.00	0.00	(0.22)	0.00		0.00
From net realized gains	0.00		(0.09)	(0.15)	(0.23)	(0.22)		(0.24)
Total distributions to investors	0.00		(0.09)	(0.15)	(0.45)	(0.22)		(0.24)

Net Asset Value, end of period	$14.30		$13.25	$11.77	$12.20	$13.18		$10.05

Net Assets, end of period (in thousands)	$90,480		$87,559	$92,460	$112,788	$115,863		$84,412

Ratios/Supplemental Data:
Net investment loss(2)	(1.52	)%(3)	(1.49)%	(1.52)%	(1.48)%	(1.65)%		(1.80)%
Net investment loss excluding line of credit related expenses(2)	(1.45	)%(3)	(1.40)%	(1.48)%	(1.47)%	(1.65)%		(1.80)%

Gross Expenses(2)(3)	1.55	%(3)	1.58%	1.52%	1.48%	1.65%		1.97%
Expense Waiver	0.00	%(3)	0.00%	0.00%	0.00%	0.00%		(0.17)%
Net Expenses(4)	1.55	%(3)	1.58%	1.52%	1.48%	1.65	%(5)	1.80	%(5)
Total Expenses excluding line of credit related expenses(2)	1.48	%(3)	1.49%	1.48%	1.47%	1.65	%(5)	1.80	%(5)

Portfolio Turnover Rate	2.56	%(7)	4.51%	8.24%	0.00%	0.00%		0.00%
Total Return(6)	7.93	%(7)	13.30%	(2.30)%	(4.29)%	33.53%		(3.29)%

Line of Credit:
Aggregate principal amount, end of period (000s)	$—		$21,400	$—	$—	N/A		N/A
Average borrowings outstanding during the period (000s)	$8,039		$14,717	$7,560	$5,497	N/A		N/A
Asset coverage, end of period per $1,000(7)	$—		$43,204	$—	$—	N/A		N/A

(1)  Selected data is for a single unit outstanding throughout the period.

(2)  The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.

(3)  Represents the ratio of expenses to average net assets absent fee waivers.

(4)  Included are other expenses, which are all expenses expect Management fees and Distribution and Servicing fees, of 0.30% for the period ended October 31, 2024, 0.33%, 0.27%, 0.22%, 0.40%, and 0.55% for the years ended April 30, 2024, 2023, 2022, 2021, and 2020, respectively.

(5)  After repayment of expenses previously waived and/or fees previously waived by the Adviser, as applicable. Had the Fund not made such repayments, the annualized ratios of net expenses to average daily net assets would have been 1.52% for the year ended April 30, 2021 and 1.71% for the year ended April 30, 2020.

(6)  Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges and redemption fees.

(7)  Calculated by subtracting the Fund’s total liabilities (excluding the principal amount of the Line of Credit) from the Fund’s total assets and dividing by the principal amount of the Line of Credit and then multiplying by $1,000.

(8)  Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations for the year ended April 30, 2023 due to share transactions.

Per Unit Data and Ratios for a Unit of Limited Liability Company Interest Outstanding Throughout the Periods.

	For the Period Ending October 31, 2024 (Unaudited)		For the Year Ending April 30, 2024	For the Year Ending April 30, 2023	For the Year Ending April 30, 2022	For the Year Ending April 30, 2021		For the Year Ending April 30, 2020
Per Unit Operating Performance:
Net Asset Value, beginning of period	$13.77		$12.15	$12.50	$13.41	$10.16		$10.67
Activity from investment operations:(1)
Net investment loss	(0.09)		(0.21)	(0.15)	(0.09)	(0.13)		(0.10)
Net realized and unrealized gain/(loss) on investments	1.23		1.92	(0.05)	(0.36)	3.60		(0.17)
Total from investment operations	1.14		1.71	(0.20)	(0.45)	3.47		(0.27)

Distributions to investors
From net investment income	0.00		0.00	0.00	(0.23)	0.00		0.00
From net realized gains	0.00		(0.09)	(0.15)	(0.23)	(0.22)		(0.24)
Total distributions to investors	0.00		(0.09)	(0.15)	(0.46)	(0.22)		(0.24)

Net Asset Value, end of period	$14.91		$13.77	$12.15	$12.50	$13.41		$10.16

Net Assets, end of period (in thousands)	$25,858		$24,893	$26,100	$30,499	$31,507		$25,472

Ratios/Supplemental Data:
Net investment loss(2)	(0.81	)%(3)	(0.79)%	(0.82)%	(0.78)%	(0.95)%		(1.10)%
Net investment loss excluding line of credit related expenses(2)	(0.75	)%(3)	(0.70)%	(0.78)%	(0.77)%	(0.95)%		(1.10)%

Gross Expenses(2)(3)	0.84	%(3)	0.88%	0.82%	0.78%	0.95%		1.27%
Expense Waiver	0.00	%(3)	0.00%	0.00%	0.00%	0.00%		(0.17)%
Net Expenses(4)	0.85	%(3)	0.88%	0.82%	0.78%	0.95	%(5)	1.10	%(5)
Total Expenses excluding line of credit related expenses(2)	0.78	%(3)	0.79%	0.78%	0.77%	0.95	%(5)	1.10	%(5)

Portfolio Turnover Rate	2.56	%(7)	4.51%	8.24%	0.00%	0.00%		0.00%
Total Return(6)	8.32	%(7)	14.10%	(1.61)%	(3.62)%	34.46%		(2.61)%

Line of Credit:
Aggregate principal amount, end of period (000s)	$—		$21,400	$—	$—	N/A		N/A
Average borrowings outstanding during the period (000s)	$8,039		$14,717	$7,560	$5,497	N/A		N/A
Asset coverage, end of period per $1,000(7)	$—		$43,204	$—	$—	N/A		N/A

(1)  Selected data is for a single unit outstanding throughout the period.

(2)  The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.

(3)  Represents the ratio of expenses to average net assets absent fee waivers.

(4)  Included are other expenses, which are all expenses expect Management fees and Distribution and Servicing fees, of 0.30% for the period ended October 31, 2024, 0.33%, 0.27%, 0.22%, 0.40%, and 0.55% for the years ended April 30, 2024, 2023, 2022, 2021, and 2020, respectively.

(5)  After repayment of expenses previously waived and/or fees previously waived by the Adviser, as applicable. Had the Fund not made such repayments, the annualized ratios of net expenses to average daily net assets would have been 0.82% for the year ended April 30, 2021 and 1.01% for the year ended April 30, 2020.

(6)  Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges and redemption fees.

(7)  Calculated by subtracting the Fund’s total liabilities (excluding the principal amount of the Line of Credit) from the Fund’s total assets and dividing by the principal amount of the Line of Credit and then multiplying by $1,000.

Per Unit Data and Ratios for a Unit of Limited Liability Company Interest Outstanding Throughout the Periods.

	For the Period Ending October 31, 2024 (Unaudited)		For the Year Ending April 30, 2024	For the Year Ending April 30, 2023	For the Year Ending April 30, 2022	For the Year Ending April 30, 2021		Period from July 1, 2019* to April 30, 2020
Per Unit Operating Performance:
Net Asset Value, beginning of period	$25.87		$22.83	$23.49	$25.20	$19.09		$20.00
Activity from investment operations:(1)
Net investment loss	(0.12)		(0.27)	(0.17)	(0.09)	(0.06)		(0.09)
Net realized and unrealized gain/(loss) on investments	2.27		3.48	(0.21)	(0.76)	6.58		(0.37)
Total from investment operations	2.15		3.21	(0.38)	(0.85)	6.52		(0.46)

Distributions to investors
From net investment income	0.00		0.00	0.00	(0.42)	0.00		0.00
From net realized gains	0.00		(0.17)	(0.28)	(0.44)	(0.41)		(0.45)
Total distributions to investors	0.00		(0.17)	(0.28)	(0.86)	(0.41)		(0.45)

Net Asset Value, end of period	$28.02		$25.87	$22.83	$23.49	$25.20		$19.09

Net Assets, end of period (in thousands)	$314,452		$293,720	$300,394	$293,732	$174,274		$35,731

Ratios/Supplemental Data:
Net investment loss(2)	(0.81	)%(3)	(0.79)%	(0.82)%	(0.78)%	(0.95)%		(1.08	)%(3)
Net investment loss excluding line of credit related expenses(2)	(0.75	)%(3)	(0.71)%	(0.78)%	(0.77)%	(0.95)%		(1.08	)%(3)

Gross Expenses(2)(4)	0.84	%(3)	0.88%	0.82%	0.78%	0.95%		1.18	%(3)
Expense Waiver	0.00	%(3)	0.00%	0.00%	0.00%	0.00%		(0.10	)%(3)
Net Expenses(5)	0.85	%(3)	0.88%	0.82%	0.78%	0.95	%(6)	1.08	%(3)(6)
Total Expenses excluding line of credit related expenses(2)	0.78	%(3)	0.79%	0.78%	0.77%	0.95	%(6)	1.08	%(3)(6)

Portfolio Turnover Rate	2.56	%(7)	4.51%	8.24%	0.00%	0.00%		0.00	%(7)
Total Return(8)	8.32	%(7)	14.10%	(1.61)%	(3.62)%	34.46%		(2.40	)%(7)

Line of Credit:
Aggregate principal amount, end of period (000s)	$—		$21,400	$—	$—	N/A		N/A
Average borrowings outstanding during the period (000s)	$8,039		$14,717	$7,560	$5,497	N/A		N/A
Asset coverage, end of period per $1,000(9)	$—		$43,204	$—	$—	N/A		N/A

*    Commencement of offering of Class I units.

(1)   Selected data is for a single unit outstanding throughout the period.

(2)   The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.

(3)   Net investment loss and net expenses ratios have been annualized, except for Organizational Costs which are one time expenses.

(4)   Represents the ratio of expenses to average net assets absent fee waivers.

(5)   Included are other expenses, which are all expenses expect Management fees and Distribution and Servicing fees, of 0.30% for the period ended October 31, 2024, 0.33%, 0.27%, 0.22%, and 0.40% for the years ended April 30, 2024, 2023, 2022, and 2021, and 0.55% for the period ended April 30, 2020, respectively.

(6)   After repayment of expenses previously waived by the Adviser. Had the Fund not made such repayment, the annualized ratios of net expenses to average daily net assets would have been 0.82% for the year ended April 30, 2021 and 0.99% for the period ended April 30, 2020.

(7)   Not annualized.

(8)   Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges and redemption fees.

(9)   Calculated by subtracting the Fund’s total liabilities (excluding the principal amount of the Line of Credit) from the Fund’s total assets and dividing by the principal amount of the Line of Credit and then multiplying by $1,000.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

CPG Focused Access Fund, LLC (the “Fund”) was organized as a Delaware limited liability company on June 4, 2018. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company. The Fund commenced operations on November 1, 2018. The Fund’s investment adviser is Central Park Advisers, LLC (the “Adviser”), a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. The Fund’s investment objective is to seek attractive, long-term, risk-adjusted returns. The Fund seeks to achieve its investment objective principally by allocating the Fund’s assets among a concentrated, select group of third-party alternative asset managers and the unregistered investment vehicles they operate (the “Investment Funds”) that are represented on the Morgan Stanley Smith Barney LLC (“Morgan Stanley”) platform. Morgan Stanley is not a sponsor, promoter, adviser, or affiliate of the Fund.

Subject to the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Directors (the “Board,” with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out its duties under the Fund’s Limited Liability Company Agreement, as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized under Delaware law. No Director shall have the authority individually to act on behalf of or to bind the Fund, except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, the Adviser), subject to the investment objective and policies of the Fund and to the oversight of the Board. The Directors have engaged the Adviser to be responsible for the day-to-day management of the Fund. In accordance with Rule 2a-5 promulgated under the 1940 Act, the Board has appointed the Adviser as the Fund’s valuation designee (the “Valuation Designee”) and has assigned to the Adviser general responsibility for determining the value of the Fund’s investments. In that role, the Adviser has established a committee (the “Valuation Committee”) that oversees the valuation of the Fund’s investments pursuant to procedures adopted by the Valuation Committee (the “Valuation Procedures”).

The Fund’s term is perpetual unless the Fund is otherwise terminated under the terms of the Fund’s organizational documents.

The Fund currently offers four classes of units of limited liability company interest (“Units”), Class F1 Units, Class F2 Units, Class A Units and Class I Units, which differ in their respective sales load (the “Placement Fee”) and Distribution and Servicing Fees (as defined below). Class F1 Units and Class F2 Units were available for purchase as of November 1, 2018, and Class A Units and Class I Units were available for purchase as of July 1, 2019. Each class of Units may be purchased as of the first business day of each calendar month based upon its respective then-current net asset value (“NAV”) per Unit. Class F1 and Class F2 are closed to new investors as investor subscriptions have surpassed $100 million and will be offered only to existing Class F1 and Class F2 Investors, as applicable. Class A and Class F1 investors may be charged a Placement Fee up to a maximum of 3.0% on the amount they invest in the Fund. No placement fee will be charged on purchases of Class I Units and Class F2 Units.

Class A Units [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 8,039	$ 14,717	$ 7,560	$ 5,497		[1]
Senior Securities Coverage per Unit	[2]		$ 43,204				[1]
General Description of Registrant [Abstract]
NAV Per Share	[3]	$ 20.19
Class F1 Units [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 8,039	$ 14,717	$ 7,560	$ 5,497
Senior Securities Coverage per Unit	[2]		$ 43,204
General Description of Registrant [Abstract]
NAV Per Share	[3]	$ 14.3
Class F2 Units [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 8,039	$ 14,717	$ 7,560	$ 5,497
Senior Securities Coverage per Unit	[2]		$ 43,204
General Description of Registrant [Abstract]
NAV Per Share		$ 14.91
Class I Units [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 8,039	$ 14,717	$ 7,560	$ 5,497		[4]
Senior Securities Coverage per Unit	[2],[4]		$ 43,204
General Description of Registrant [Abstract]
NAV Per Share		$ 28.02

[1]	Commencement of offering of Class A units.
[2]	Calculated by subtracting the Fund’s total liabilities (excluding the principal amount of the Line of Credit) from the Fund’s total assets and dividing by the principal amount of the Line of Credit and then multiplying by $1,000.
[3]	Class A and Class F1 investors may be charged a Placement Fee up to a maximum of 3.0% on the amount they invest.
[4]	Commencement of offering of Class I units.